Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Profit before tax		£ 323	£ 177	[1],[2],[3]	£ 380	[1],[2],[3]
Net finance (costs) / income		(52)	6	[3]	31	[3]
Depreciation and impairment – PPE and investment property		136	241	[3]	125	[3]
Amortisation and impairment – software		125	117	[3]	112	[3]
Amortisation and impairment – acquired intangible assets		54	50	[3]	80	[3]
Other net gains and losses		(24)	(63)	[3]	(178)	[3]
Product development capital expenditure		(357)	(287)	[3]	(323)	[3]
Amortisation and impairment - product development		303	279	[3]	280	[3]
Share-based payment costs		35	28	[3]	29	[3]
Change in inventories		(34)	22	[3]	35	[3]
Change in trade and other receivables		33	(71)	[3]	(1)	[3]
Change in trade and other liabilities		(84)	37	[3]	(26)	[3]
Change in provisions for other liabilities and charges		50	14	[3]	(37)	[3]
Other movements		19	20	[3]	(57)	[3]
Net cash generated from operations		527	570	[3]	450	[3]
Interest paid		(57)	(67)	[3]	(63)	[3]
Tax (paid)/received		(109)	(177)	[3]	2	[3]
Net cash generated from operating activities		361	326	[3]	389	[3]
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired		(228)	(55)	[3]	(6)	[3]
Acquisition of joint ventures and associates		(5)	(10)	[3]
Purchase of investments		(12)	(4)	[3]	(6)	[3]
Purchase of property, plant and equipment and investment property		(57)	(64)	[3]	(53)	[3]
Purchase of intangible assets		(90)	(112)	[3]	(81)	[3]
Disposal of subsidiaries, net of cash disposed		333	83	[3]	100	[3]
Proceeds from disposal of joint ventures and associates		0	0	[3]	531	[3]
Proceeds from disposal of investments		17	48	[3]
Proceeds from disposal of property, plant and equipment		14
Lease receivables repaid including disposals		18	21	[3]	41	[3]
Loans repaid by related parties		0			48	[3]
Interest received		22	13	[3]	13	[3]
Dividends from joint ventures and associates		1			4	[3]
Net cash generated from/(used in) investing activities		13	(80)	[3]	591	[3]
Cash flows from financing activities
Proceeds from issue of ordinary shares		7	6	[3]	6	[3]
Buyback of equity		(353)			(176)	[3]
Purchase of treasury shares		(37)	(16)	[3]	(6)	[3]
Proceeds from borrowings		0			346	[3]
Repayment of borrowings		(171)	(167)	[3]	(230)	[3]
Repayment of lease liabilities		(93)	(88)	[3]	(92)	[3]
Dividends paid to company's shareholders		(156)	(149)	[3]	(146)	[3]
Dividends paid to non-controlling interest		(1)			(1)	[3]
Net cash used in financing activities		(804)	(414)	[3]	(299)	[3]
Effects of exchange rate changes on cash and cash equivalents		36	(8)	[3]	(2)	[3]
Net (decrease)/increase in cash and cash equivalents		(394)	(176)	[3]	679	[3]
Cash and cash equivalents at beginning of year	[3]	937	1,113		434
Cash and cash equivalents at end of year		£ 543	£ 937	[3]	£ 1,113	[3]

[1]	Comparative balances have been restated to reflect the move between operating segments.
[2]	Comparative balances have been restated – see Note 1b.
[3]	Comparative balances have been restated – see Note 1b. In addition, the Group has changed the presentation of the consolidated cash flow statement with the aim of simplifying for the reader. The reconciliation to net cash generated from operations is now presented above and certain line items have been aggregated and disaggregated. There has been no change to the classification of cash flows as operating, investing and financing.